Goodwill Schedule of Goodwill Allocated to Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Schedule of Goodwill [Table Text Block]
The following table reflects goodwill allocated to each reporting segment at December 31, 2011 and 2010:

	Energy	Water	Total Company
	(in thousands)
Goodwill balance at January 1, 2010	$855,957	$449,642	$1,305,599
Effect of change in exchange rates	(63,084)	(33,139)	(96,223)
Goodwill balance at December 31, 2010	$792,873	$416,503	$1,209,376

Goodwill acquired	10,251	—	10,251
Goodwill impairment	(254,735)	(330,112)	(584,847)
Other	(981)	(6,739)	(7,720)
Effect of change in exchange rates	6,458	3,392	9,850
Goodwill balance at December 31, 2011	$553,866	$83,044	$636,910

In the preceding table, "Other" includes goodwill reductions related to the pending sales of certain operations of the Company.

Schedule of Goodwill Impairment [Table Text Block]
The 2011 goodwill impairment, before the reorganization into the new reporting units, was associated with two reporting units from the Itron International operating segment. The goodwill balance before and after the goodwill impairment as of our impairment testing date of September 30, 2011 was as follows:

Reporting Unit	Before Impairment	Impairment	After Impairment
	(in thousands)
Itron International - Electricity[1]	$363,626	$254,735	$108,891
Itron International - Water[2]	389,308	330,112	59,196
		$584,847

(1) The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.

(2) The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.